Retirement Benefits – Defined Benefit Obligations	12 Months Ended
Dec. 31, 2022
Employee benefits [Abstract]
Retirement benefits – Defined benefit obligations
20.	Retirement benefits – Defined benefit obligations

The Group recognizes the liability and corresponding impacts to profit and loss as well as comprehensive income regarding to the seniority premiums to be paid to its employees. This benefit is determined considering the years of service and the compensation from the employees.

The components of the defined benefit liability for the periods of 2022, 2021 and 2020, are as follows:

a)	Movement in defined liability

The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

	2022		2021	2020
Balance at January 1	Ps.	2,093	1,678	1,630

Additions for subsidiaries’ acquisition		149,243	-	-

Included in profit or loss:
Current service cost		13,322	614	425
Interest cost		9,461	101	114
Net cost of the period		22,783	715	539

Included in other comprehensive income:
Actuarial (gain) loss		(15,585)	(83)	1,199
Income tax effect		-	-	(360)

Other:
Benefits paid		(4,627)	(217)	(1,330)
Balance as of December 31	Ps.	153,907	2,093	1,678

b)	Actuarial assumptions

The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

	2022		2021	2020
	Betterware	JAFRA	Betterware	Betterware
Financial:
Future salary growth	6.5%	5.5%	5.0%	4.0%
Discount rate	9.2%	9.5%	7.6%	6.1%

Demographic:
Number of employees	901	1,276	1,272	1,294
Age average	34 años	38 años	32 years	31 years
Longevity average	3 años	7 años	2 years	2 years

c)	Sensitivity analysis

Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation considering a change of ±0.50% in the discount rate.

	Effects as of December 31, 2022			Effects as of December 31, 2021	Effects as of January 3, 2021
	Betterware		JAFRA	Betterware	Betterware
Increase / decrease in the discount rate
+ 0.50%	Ps.	361	146	156	126
- 0.50%		(174)	(151)	(174)	(141)